Schedule of contingent lease payments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Movement of leasing obligation, balance at beginnning	R$ 8,374		R$ 8,667
Additions	239		2,025
Remeasurement	(417)	[1]	1,445
Accrued interest	739		958
Payments	(1,523)		(1,680)
Anticipated lease contract termination	(1,022)		(698)
Exchange rate changes	(210)		433
Liabilities on non-current assets for sale	(62)		(2,776)
Movement of leasing obligation, balance at ending	6,118		8,374
Current	895		947
Non-current	R$ 5,223		R$ 7,427

[1]	(R$1,170) is related to the remeasurement of the leasing liability of the 50 stores that will be delivered to Sendas in 2022 and the remainder is related to the monetary restatement of the rental contracts.